Organization and Description of Business (Details) - USD ($)	Jun. 11, 2021	Oct. 12, 2020	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2021
Common stock par value			$ 0.0001		$ 0.01
Warrants purchased			45,667,000	705,882	705,882
Class A Common Stock
Common stock par value			$ 0.0001
Class A Common Stock | Private Placement
Common stock issued (in shares)	53,000,000
Warrants purchased	16,666,667
Aggregate gross proceeds	$ 530,000,000
Reclassification of stock subscriptions and warrants in additional paid in capital	$ 78,200,000
Agreement and Plan of Merger
Common stock par value		$ 0.0001
Aggregate principal amount		$ 20,000,000
Agreement and Plan of Merger | Class A Common Stock
Common stock par value		$ 0.0001
Existing Second Out Credit Agreement | Agreement and Plan of Merger
Aggregate redemption price, cash		$ 505,000,000